Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of Inventories [Line Items]
Inventories	$ 92,238,475	$ 88,569,989
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	47,987,201	43,950,469
Crude oil
Disclosure of Inventories [Line Items]
Inventories	24,834,500	18,645,592
Products in transit
Disclosure of Inventories [Line Items]
Inventories	12,795,880	18,984,729
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,307,180	6,320,011
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	210,544	555,522
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 103,170	$ 113,666